Investment securities (Tables)	3 Months Ended
Jan. 31, 2019
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category

The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2019	October 31 2018
Debt investment securities measured at FVOCI	$55,530	$55,843
Debt investment securities measured at amortized cost	20,651	20,743
Equity investment securities designated at FVOCI	1,253	1,305
Equity investment securities measured at FVTPL	552	505
Total investment securities	$77,986	$78,396

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities

As at January 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$7,733	$109	$10	$7,832
Canadian provincial and municipal debt	3,546	7	25	3,528
U.S. treasury and other U.S. agency debt	20,609	146	64	20,691
Other foreign government debt	19,684	54	50	19,688
Other debt	3,800	14	23	3,791
Total debt investment securities measured at FVOCI	$55,372	$330	$172	$55,530

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,903	$38	$50	$8,891
Canadian provincial and municipal debt	4,403	3	54	4,352
U.S. treasury and other U.S. agency debt	19,298	6	163	19,141
Other foreign government debt	20,022	49	81	19,990
Other debt	3,503	6	40	3,469
Total debt investment securities measured at FVOCI	$56,129	$102	$388	$55,843

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost

	As at
	January 31, 2019		October 31, 2018
($ millions)	Fair value	Carrying value(1)	Fair value	Carrying value(1)
Canadian federal and provincial government issued or guaranteed debt	$5,927	$6,011	$6,530	$6,681
U.S. treasury and other U.S. agency debt	4,165	4,256	4,321	4,462
Other foreign government debt	2,893	2,915	3,086	3,131
Corporate debt	7,474	7,469	6,379	6,469
Total debt investment securities measured at amortized cost	$20,459	$20,651	$20,316	$20,743
(1)	Balances are net of impairment allowances of nil (October 31, 2018 – $1).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income

The Bank has designated certain instruments, shown in the following table, as equity securities FVOCI, as these investments are expected to be held for the long-term for strategic purposes.

As at January 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$267	$–	$85	$182
Common shares	941	146	16	1,071
Total equity investment securities designated at FVOCI	$1,208	$146	$101	$1,253

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$334	$–	$54	$280
Common shares	937	126	38	1,025
Total equity investment securities designated at FVOCI	$1,271	$126	$92	$1,305